First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Commodity Strategy Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 24.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	27,936	27,731
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	485,302	481,493
Subordinated Series 2021-3 Class C
11/15/2027	0.980%	1,189,230	1,163,536
AmeriCredit Automobile Receivables Trust
Series 2021-3 Class A3
08/18/2026	0.760%	850,000	816,538
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	58,945	57,439
BMW Vehicle Lease Trust
Series 2021-1 Class A4
07/25/2024	0.370%	595,000	587,044
Subordinated Series 2022-1 Class A3
03/25/2025	1.100%	175,000	170,697
Carmax Auto Owner Trust
Series 2019-2 Class A4
12/16/2024	2.770%	368,275	367,212
Series 2019-3 Class A4
04/15/2025	2.300%	525,000	519,153
Series 2019-4 Class A3
11/15/2024	2.020%	168,274	167,179
CarMax Auto Owner Trust
Series 2022-1 Class A2
02/18/2025	0.910%	387,151	383,517
CCG Receivables Trust(a)
Series 2021-2 Class A2
03/14/2029	0.540%	1,252,937	1,200,957
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	165,714	160,301
CPS Auto Receivables Trust(a)
Series 2022-A Class A
04/16/2029	0.980%	40,265	39,908
Credit Acceptance Auto Loan Trust(a)
Series 2020-2A Class A
07/16/2029	1.370%	137,640	137,073
Dext ABS LLC(a),(b)
Series 2023-1 Class A1
03/15/2024	5.680%	525,000	525,000
DLL Finance LLC(a)
Series 2023-1A Class A1
02/20/2024	5.014%	988,448	986,591
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	84,037	83,604
DT Auto Owner Trust(a)
Series 2019-3A Class D
04/15/2025	2.960%	310,397	306,605
Series 2022-1A Class A
04/15/2026	1.580%	175,179	172,583
Series 2022-3A Class A
10/15/2026	6.050%	842,672	843,843
Subordinated Series 2019-3A Class E
08/17/2026	3.850%	625,000	616,752
Enterprise Fleet Financing LLC(a)
Series 2023-1 Class A1
03/20/2024	5.330%	304,413	304,582
Exeter Automobile Receivables Trust
Series 2023-1A Class A2
06/16/2025	5.610%	200,000	200,175
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	183,801	179,764
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	1,000,000	990,878
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	132,852	127,596
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	8,304	8,292
Ford Credit Auto Lease Trust
Series 2021-B Class A3
10/15/2024	0.370%	111,773	110,291
Ford Credit Auto Owner Trust(a)
Series 2019-1 Class A
07/15/2030	3.520%	550,000	542,930
Ford Credit Auto Owner Trust
Series 2020-B Class A4
11/15/2025	0.790%	300,000	289,764
Series 2023-A Class A1
04/15/2024	5.028%	675,000	674,942
Ford Credit Floorplan Master Owner Trust A
Series 2020-1 Class A1
09/15/2025	0.700%	575,000	563,022
FREED ABS Trust(a)
Series 2022-4FP Class A
12/18/2029	6.490%	133,679	133,881
2	Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-3FP Class B
11/20/2028	1.010%	35,026	34,830
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-3A Class C
05/15/2025	1.920%	443,191	440,025
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	269,437	267,428
GM Financial Automobile Leasing Trust
Subordinated Series 2021-1 Class C
02/20/2025	0.700%	200,000	197,519
GM Financial Consumer Automobile Receivables Trust
Series 2020-1 Class A4
03/17/2025	1.900%	200,000	196,609
Series 2020-3 Class A3
04/16/2025	0.450%	357,427	351,080
Series 2021-2 Class A3
04/16/2026	0.510%	548,075	527,681
Harley-Davidson Motorcycle Trust
Series 2021-A Class A3
04/15/2026	0.370%	578,928	563,033
Honda Auto Receivables Owner Trust
Series 2020-2 Class A4
10/15/2026	1.090%	300,000	292,663
Hyundai Auto Lease Securitization Trust(a)
Series 2021-B Class A3
06/17/2024	0.330%	342,482	338,335
John Deere Owner Trust
Series 2021-B Class A2
06/17/2024	0.250%	47,932	47,866
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	440,982	424,409
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	107,762	102,277
Kubota Credit Owner Trust(a)
Series 2023-1A Class A1
03/15/2024	5.292%	975,000	975,000
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	40,951	39,803
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	66,251	63,397
LendingPoint Asset Securitization Trust(a)
Series 2021-B Class A
02/15/2029	1.110%	28,321	28,246
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-A Class A
06/15/2029	1.680%	94,315	93,998
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	41,377	40,100
Marlin Receivables LLC(a)
Series 2022-1A Class A1
07/20/2023	3.372%	51,975	51,916
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	150,000	143,944
MMAF Equipment Finance LLC(a)
Series 2020-A Class A2
04/09/2024	0.740%	49,577	49,339
Nissan Auto Lease Trust
Series 2021-A Class A3
08/15/2024	0.520%	204,737	201,576
Nissan Auto Receivables Owner Trust
Series 2019-C Class A3
07/15/2024	1.930%	22,339	22,307
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	294,139	294,840
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	208,825	207,780
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	119,247	118,177
Series 2021-3 Class A
05/15/2029	1.150%	212,055	208,473
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	389,633	376,585
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	1,427,000	1,396,646
Series 2022-1 Class A3
11/17/2025	1.940%	685,009	678,655
Series 2022-2 Class A2
10/15/2026	2.120%	1,461	1,458
Series 2022-2 Class A3
10/15/2026	2.980%	1,150,000	1,129,290
Series 2022-3 Class A3
12/15/2026	3.400%	700,000	690,311
Series 2022-4 Class A2
07/15/2025	4.050%	789,726	787,942

Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2023	3

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-5 Class A3
08/17/2026	4.110%	400,000	395,753
Subordinated Series 2019-2 Class D
07/15/2025	3.220%	67,196	66,715
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	103,233	102,280
Santander Retail Auto Lease Trust(a)
Series 2021-A Class A3
07/22/2024	0.510%	224,293	220,189
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	45,004	44,449
Series 2022-1A Class A
02/15/2028	1.850%	232,756	228,058
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	52,541	50,201
Upstart Securitization Trust(a)
Series 2021-3 Class A
07/20/2031	0.830%	134,563	132,483
Verizon Owner Trust
Series 2020-A Class A1A
07/22/2024	1.850%	29,950	29,857
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	135,257	131,901
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A4
08/20/2026	1.260%	225,000	218,910
Westlake Automobile Receivables Trust(a)
Series 2022-1A Class A2A
12/16/2024	1.970%	80,319	79,702
Series 2023-2A Class A1
03/15/2024	5.266%	1,175,000	1,175,338
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	1,134,000	1,105,645
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	196,308	190,272
World Omni Automobile Lease Securitization Trust
Series 2022-A Class A2
10/15/2024	2.630%	545,939	539,646
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	251,418	244,169
Total Asset-Backed Securities — Non-Agency (Cost $30,331,478)			30,279,979

Commercial Mortgage-Backed Securities - Non-Agency 3.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Corp. Trust(a),(c)
Series 2022-SHIP Class A
1-month Term SOFR + 0.731% Floor 0.731% 08/15/2036	4.525%	325,000	321,041
GS Mortgage Securities Trust(d)
Series 2013-GC13 Class A5
07/10/2046	4.089%	1,150,000	1,148,726
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	1,500,000	1,490,872
JPMBB Commercial Mortgage Securities Trust(d)
Series 2013-C14 Class ASB
08/15/2046	3.761%	21,900	21,783
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A4
11/15/2046	4.039%	420,000	413,734
WFRBS Commercial Mortgage Trust
Series 2013-C14 Class A5
06/15/2046	3.337%	900,000	893,429
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,307,758)			4,289,585

Corporate Bonds & Notes 31.8%

Aerospace & Defense 0.9%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	179,000	175,042
Boeing Co. (The)
05/01/2025	4.875%	390,000	389,233
Harris Corp.
04/27/2025	3.832%	201,000	196,077
United Technologies Corp.
08/16/2025	3.950%	400,000	394,901
Total			1,155,253
Automotive 0.6%
Daimler Trucks Finance North America LLC(a),(c)
SOFR + 1.000% 04/05/2024	5.820%	335,000	333,643
Toyota Motor Credit Corp.
06/14/2024	0.500%	450,000	426,736
Total			760,379
Banking 9.8%
American Express Co.(c)
3-month USD LIBOR + 0.750% 08/03/2023	5.546%	415,000	414,773

4	Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(c)
3-month USD LIBOR + 0.430% 05/28/2024	5.272%	700,000	696,682
Bank of Montreal
12/12/2024	5.200%	475,000	475,456
Bank of New York Mellon Corp. (The)(c)
SOFR + 0.260% 04/26/2024	5.080%	77,000	76,332
Bank of Nova Scotia (The)(c)
SOFR + 0.380% 07/31/2024	5.200%	450,000	446,257
BBVA USA
08/27/2024	2.500%	464,000	445,588
Canadian Imperial Bank of Commerce(c)
3-month USD LIBOR + 0.660% 09/13/2023	5.814%	475,000	474,841
Citigroup, Inc.(c)
3-month USD LIBOR + 1.100% 05/17/2024	5.977%	750,000	742,488
Commonwealth Bank of Australia(a),(c)
3-month USD LIBOR + 0.820% 06/04/2024	5.806%	425,000	425,366
Cooperatieve Rabobank UA(c)
SOFR + 0.300% 01/12/2024	5.120%	400,000	397,891
Credit Suisse AG
08/09/2024	4.750%	350,000	338,115
Discover Bank
09/12/2024	2.450%	325,000	307,980
Goldman Sachs Group, Inc. (The)(c)
3-month USD LIBOR + 1.600% 11/29/2023	6.553%	650,000	651,688
HSBC Holdings PLC(e)
08/17/2024	0.732%	407,000	398,451
JPMorgan Chase & Co.(e)
12/15/2025	5.546%	775,000	780,158
Morgan Stanley(c)
3-month USD LIBOR + 1.220% 05/08/2024	6.063%	735,000	734,944
National Australia Bank Ltd.
11/22/2024	5.132%	350,000	352,297
Royal Bank of Canada(c)
3-month USD LIBOR + 0.660% 10/05/2023	5.442%	399,000	398,368
Skandinaviska Enskilda Banken AB(a),(c)
3-month USD LIBOR + 0.320% 09/01/2023	5.282%	350,000	349,045
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Street Corp.(e)
12/03/2024	3.776%	425,000	419,747
Toronto-Dominion Bank (The)(c)
SOFR + 0.910% 03/08/2024	5.730%	375,000	373,858
Truist Bank(c)
SOFR + 0.200% 01/17/2024	5.020%	400,000	394,650
UBS Group AG(a),(e)
08/05/2025	4.490%	400,000	389,989
US Bancorp
07/30/2024	2.400%	465,000	447,777
Wells Fargo & Co.(e)
05/19/2025	0.805%	675,000	641,255
Westpac Banking Corp.(c)
3-month USD LIBOR + 0.770% 02/26/2024	5.728%	450,000	449,907
Total			12,023,903
Cable and Satellite 0.6%
Charter Communications Operating LLC/Capital(c)
3-month USD LIBOR + 1.650% 02/01/2024	6.464%	375,000	375,862
Comcast Corp.(c)
3-month USD LIBOR + 0.630% 04/15/2024	5.422%	401,000	402,769
Total			778,631
Chemicals 0.3%
DuPont de Nemours, Inc.(c)
3-month USD LIBOR + 1.110% 11/15/2023	5.974%	390,000	391,393
Construction Machinery 0.7%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	475,000	446,386
John Deere Capital Corp.
03/03/2025	5.150%	425,000	430,515
Total			876,901
Consumer Products 0.3%
Kenvue, Inc.(a)
03/22/2025	5.500%	325,000	330,433
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2025	2.242%	112,000	106,915

Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2023	5

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	450,000	437,033
Total			543,948
Electric 2.4%
CenterPoint Energy, Inc.(c)
SOFR + 0.650% 05/13/2024	5.470%	206,000	204,036
Consumers Energy Co.
08/15/2023	3.375%	297,000	294,646
DTE Energy Co.
11/01/2024	4.220%	380,000	376,067
Duke Energy Corp.(c)
SOFR + 0.250% 06/10/2023	5.070%	372,000	371,334
Eversource Energy(c)
SOFR + 0.250% 08/15/2023	5.070%	331,000	329,557
Mississippi Power Co.(c)
SOFR + 0.300% 06/28/2024	5.120%	319,000	315,602
NextEra Energy Capital Holdings, Inc.
03/01/2025	6.051%	325,000	330,700
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	222,000	215,747
WEC Energy Group, Inc.
09/27/2025	5.000%	390,000	390,490
Xcel Energy, Inc.
06/01/2025	3.300%	47,000	45,471
Total			2,873,650
Food and Beverage 1.0%
Bacardi Ltd.(a)
05/15/2025	4.450%	425,000	418,427
Mondelez International, Inc.
03/17/2024	2.125%	401,000	389,897
Tyson Foods, Inc.
08/15/2024	3.950%	375,000	369,665
Total			1,177,989
Health Care 1.9%
Becton Dickinson and Co.
06/06/2024	3.363%	400,000	392,644
Cigna Corp.(c)
3-month USD LIBOR + 0.890% 07/15/2023	5.682%	375,000	374,785
CVS Health Corp.
07/20/2025	3.875%	400,000	392,823
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Healthcare Holding LLC(a)
11/15/2024	5.550%	428,000	430,587
HCA, Inc.
02/01/2025	5.375%	375,000	375,124
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	400,000	379,919
Total			2,345,882
Healthcare Insurance 0.7%
UnitedHealth Group, Inc.
07/15/2025	3.750%	400,000	395,564
Wellpoint, Inc.
08/15/2024	3.500%	400,000	391,879
Total			787,443
Independent Energy 0.5%
Pioneer Natural Resources Co.
05/15/2023	0.550%	275,000	273,287
Woodside Finance Ltd.(a)
03/05/2025	3.650%	308,000	299,805
Total			573,092
Integrated Energy 0.7%
Chevron USA, Inc.(c)
3-month USD LIBOR + 0.200% 08/11/2023	5.073%	400,000	399,223
Shell International Finance BV(c)
3-month USD LIBOR + 0.400% 11/13/2023	5.273%	415,000	414,965
Total			814,188
Life Insurance 1.6%
CoreBridge Financial, Inc.(a)
04/04/2025	3.500%	400,000	384,720
Five Corners Funding Trust(a)
11/15/2023	4.419%	446,000	442,288
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	397,000	372,647
New York Life Global Funding(a)
04/10/2024	2.875%	400,000	392,106
Principal Life Global Funding II(a)
01/08/2024	0.500%	415,000	399,856
Total			1,991,617
Media and Entertainment 0.6%
Magallanes, Inc.(a),(c)
SOFR + 1.780% 03/15/2024	6.600%	390,000	390,887

6	Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The)
09/15/2024	3.700%	393,000	387,904
Total			778,791
Midstream 1.8%
Enable Midstream Partners LP
05/15/2024	3.900%	193,000	189,059
Enbridge, Inc.
02/16/2024	2.150%	408,000	396,407
Enterprise Products Operating LLC
02/15/2024	3.900%	385,000	380,440
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	198,000	195,950
05/01/2024	4.300%	300,000	297,124
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	400,000	396,273
Williams Companies, Inc. (The)
09/15/2025	4.000%	400,000	391,268
Total			2,246,521
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	425,000	388,075
Pharmaceuticals 1.9%
AbbVie, Inc.
03/15/2025	3.800%	410,000	403,388
Amgen, Inc.
05/01/2025	3.125%	410,000	397,992
Astrazeneca Finance LLC
05/28/2024	0.700%	425,000	406,355
Bristol-Myers Squibb Co.
11/13/2023	0.537%	350,000	340,408
Gilead Sciences, Inc.
02/01/2025	3.500%	400,000	392,324
Roche Holdings, Inc.(a),(c)
SOFR + 0.330% 09/11/2023	5.150%	350,000	349,386
Total			2,289,853
Property & Casualty 0.6%
Chubb INA Holdings, Inc.
05/15/2024	3.350%	400,000	393,460
Loews Corp.
05/15/2023	2.625%	350,000	348,362
Total			741,822
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.6%
CSX Corp.
11/01/2025	3.350%	400,000	387,993
Union Pacific Corp.
01/15/2025	3.250%	342,000	335,220
Total			723,213
Retailers 0.3%
Lowe’s Companies, Inc.
09/08/2025	4.400%	403,000	400,448
Technology 1.5%
Broadcom, Inc.
11/15/2025	3.150%	425,000	407,333
International Business Machines Corp.
02/12/2024	3.625%	303,000	299,326
Microchip Technology, Inc.
02/15/2024	0.972%	375,000	359,995
NXP BV/Funding LLC
03/01/2024	4.875%	257,000	255,113
NXP BV/Funding LLC/USA, Inc.
05/01/2025	2.700%	131,000	124,244
Oracle Corp.
04/01/2025	2.500%	400,000	382,668
Total			1,828,679
Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2023	2.700%	400,000	393,131
Wireless 0.6%
American Tower Corp.
05/15/2024	3.375%	400,000	391,502
T-Mobile USA, Inc.
04/15/2025	3.500%	400,000	388,930
Total			780,432
Wirelines 0.8%
AT&T, Inc.(c)
3-month USD LIBOR + 1.180% 06/12/2024	6.334%	465,000	466,788
Verizon Communications, Inc.(c)
SOFR + 0.500% 03/22/2024	5.320%	475,000	472,811
Total			939,599
Total Corporate Bonds & Notes (Cost $39,157,759)			38,935,266

Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2023	7

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2023 (Unaudited)
Foreign Government Obligations(f) 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.6%
Province of Ontario
01/29/2024	3.050%	400,000	394,264
Province of Quebec
10/16/2024	2.875%	400,000	390,755
Total			785,019
Total Foreign Government Obligations (Cost $785,625)			785,019

Residential Mortgage-Backed Securities - Non-Agency 2.2%

Bellemeade Re Ltd.(a),(c)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	5.560%	213,553	210,483
CFMT LLC(a),(d)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	143,567	135,273
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.460%	227,532	227,070
Oceanview Trust(a),(d)
CMO Series 2021-1 Class A
12/29/2051	1.219%	177,156	170,162
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	179,521	163,296
Towd Point Mortgage Trust(a),(d)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	524,342	485,253
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	770,258	712,585
VCAT LLC(a),(d)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	457,120	419,811
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	198,670	183,348
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,893,568)			2,707,281

U.S. Government & Agency Obligations 0.6%

Federal Farm Credit Banks Funding Corp.(c)
SOFR + 0.018% 07/13/2023	4.838%	75,000	74,993
SOFR + 0.050% 08/22/2023	4.870%	280,000	280,014
SOFR + 0.060% 12/27/2023	4.880%	425,000	424,956
Total U.S. Government & Agency Obligations (Cost $779,982)			779,963

U.S. Treasury Obligations 0.7%

U.S. Treasury
04/30/2023	0.125%	800,000	796,926
Total U.S. Treasury Obligations (Cost $797,028)			796,926

Money Market Funds 15.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(g),(h)	18,517,065	18,513,361
Total Money Market Funds (Cost $18,506,390)		18,513,361
Total Investments in Securities (Cost: $97,559,588)		97,087,380
Other Assets & Liabilities, Net		25,549,157
Net Assets		122,636,537

At March 31, 2023, securities and/or cash totaling $9,847,722 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	26	05/2023	USD	2,072,980	—	(70,620)
Brent Crude	22	07/2023	USD	1,740,420	25,850	—
Brent Crude	45	09/2023	USD	3,523,950	—	(107,087)
Brent Crude	23	11/2023	USD	1,783,190	—	(25,238)
8	Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Cocoa	22	07/2023	USD	636,680	23,216	—
Coffee	3	05/2023	USD	191,813	24,910	—
Coffee	12	07/2023	USD	763,650	27,730	—
Coffee	12	09/2023	USD	758,025	85,032	—
Coffee	24	12/2023	USD	1,505,250	—	(56,477)
Copper	4	05/2023	USD	409,450	68,270	—
Copper	13	07/2023	USD	1,333,313	225,986	—
Copper	13	09/2023	USD	1,334,613	82,407	—
Copper	26	12/2023	USD	2,670,525	37,888	—
Corn	86	05/2023	USD	2,840,150	104,683	—
Corn	43	07/2023	USD	1,367,400	—	(47,791)
Corn	47	09/2023	USD	1,356,538	—	(64,338)
Corn	19	12/2023	USD	538,175	10,365	—
Corn	76	12/2023	USD	2,152,700	—	(57,217)
Cotton	18	05/2023	USD	745,020	—	(2,845)
Cotton	9	07/2023	USD	373,950	7,212	—
Cotton	26	12/2023	USD	1,084,460	28,299	—
Feeder Cattle	1	05/2023	USD	102,625	5,415	—
Gas Oil	28	05/2023	USD	2,104,900	—	(150,301)
Gas Oil	8	07/2023	USD	587,600	—	(80,078)
Gas Oil	8	09/2023	USD	583,800	—	(27,701)
Gas Oil	17	11/2023	USD	1,230,375	—	(74,679)
Gold 100 oz.	20	06/2023	USD	3,972,400	500,861	—
Gold 100 oz.	20	08/2023	USD	4,008,200	418,237	—
Gold 100 oz.	58	12/2023	USD	11,826,200	548,976	—
Lead	11	05/2023	USD	578,944	976	—
Lead	4	07/2023	USD	211,000	—	(11,053)
Lead	4	09/2023	USD	211,475	—	(2,066)
Lead	8	11/2023	USD	424,000	1,509	—
Lean Hogs	25	06/2023	USD	916,250	—	(71,170)
Lean Hogs	13	07/2023	USD	488,930	—	(46,938)
Lean Hogs	30	10/2023	USD	1,018,800	—	(78,578)
Lean Hogs	16	12/2023	USD	512,640	—	(24,582)
Live Cattle	20	06/2023	USD	1,297,000	67,950	—
Live Cattle	13	08/2023	USD	839,410	39,187	—
Live Cattle	25	10/2023	USD	1,654,000	30,492	—
Live Cattle	12	12/2023	USD	817,320	9,474	—
Natural Gas	63	04/2023	USD	1,396,080	—	(757,099)
Natural Gas	50	06/2023	USD	1,366,000	—	(725,776)
Natural Gas	49	08/2023	USD	1,347,500	—	(264,919)
Natural Gas	3	10/2023	USD	97,140	370	—
Natural Gas	81	10/2023	USD	2,622,780	—	(270,365)
Nickel	1	05/2023	USD	142,500	12,043	—
Nickel	4	07/2023	USD	573,864	30,002	—
Nickel	4	09/2023	USD	577,800	—	(83,365)
Nickel	8	11/2023	USD	1,163,040	—	(93,723)
NY Harbor ULSD Heat Oil	20	04/2023	USD	2,201,304	—	(109,868)
NY Harbor ULSD Heat Oil	4	06/2023	USD	429,072	—	(67,709)
NY Harbor ULSD Heat Oil	4	08/2023	USD	427,963	—	(18,099)
NY Harbor ULSD Heat Oil	9	10/2023	USD	959,931	—	(45,520)
Primary Aluminum	10	05/2023	USD	598,438	26,243	—
Primary Aluminum	17	07/2023	USD	1,029,775	40,733	—
Primary Aluminum	17	09/2023	USD	1,041,569	—	(19,550)
Primary Aluminum	34	11/2023	USD	2,103,963	—	(7,138)
RBOB Gasoline	28	04/2023	USD	3,152,856	101,530	—
RBOB Gasoline	6	06/2023	USD	648,522	16,238	—
RBOB Gasoline	6	08/2023	USD	620,323	52,723	—
RBOB Gasoline	14	10/2023	USD	1,309,770	—	(18,161)
Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2023	9

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Silver	10	05/2023	USD	1,207,800	254,223	—
Silver	10	07/2023	USD	1,217,500	216,956	—
Silver	9	09/2023	USD	1,104,705	33,906	—
Silver	19	12/2023	USD	2,360,845	250,532	—
Soybean	20	05/2023	USD	1,505,500	99,051	—
Soybean	19	07/2023	USD	1,401,725	58,939	—
Soybean	64	11/2023	USD	4,223,200	—	(191,721)
Soybean Meal	29	05/2023	USD	1,351,400	138,902	—
Soybean Meal	3	05/2023	USD	139,800	—	(1,064)
Soybean Meal	18	07/2023	USD	830,340	120,916	—
Soybean Meal	60	12/2023	USD	2,518,800	49,446	—
Soybean Oil	30	05/2023	USD	998,820	—	(55,992)
Soybean Oil	21	07/2023	USD	700,812	—	(68,147)
Soybean Oil	65	12/2023	USD	2,106,000	—	(198,573)
Sugar #11	45	04/2023	USD	1,121,400	214,513	—
Sugar #11	30	06/2023	USD	733,488	153,004	—
Sugar #11	61	09/2023	USD	1,466,830	268,442	—
Sugar #11	31	02/2024	USD	739,883	37,397	—
Wheat	13	05/2023	USD	570,538	8,135	—
Wheat	17	05/2023	USD	588,413	—	(67,722)
Wheat	11	07/2023	USD	473,963	—	(20,391)
Wheat	18	07/2023	USD	634,050	—	(109,918)
Wheat	11	09/2023	USD	471,900	21,642	—
Wheat	18	09/2023	USD	645,075	—	(38,389)
Wheat	19	12/2023	USD	815,813	25,146	—
Wheat	7	12/2023	USD	257,075	7,279	—
Wheat	2	12/2023	USD	85,875	—	(1,288)
Wheat	28	12/2023	USD	1,028,300	—	(52,623)
WTI Crude	30	04/2023	USD	2,270,100	—	(85,436)
WTI Crude	2	06/2023	USD	151,460	990	—
WTI Crude	23	06/2023	USD	1,741,790	—	(52,588)
WTI Crude	26	08/2023	USD	1,950,000	47,245	—
WTI Crude	11	10/2023	USD	814,220	3,426	—
WTI Crude	41	10/2023	USD	3,034,820	—	(74,460)
Zinc	32	05/2023	USD	2,343,800	—	(52,595)
Zinc	10	07/2023	USD	730,125	27,654	—
Zinc	10	09/2023	USD	727,875	—	(57,539)
Zinc	19	11/2023	USD	1,378,688	—	(43,650)
Total					4,692,551	(4,652,147)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(54)	06/2023	USD	(11,148,469)	—	(87,200)
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $26,073,372, which represents 21.26% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2023.
10	Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2023

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2023 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	53,530,926	8,124,019	(43,141,412)	(172)	18,513,361	2,920	366,795	18,517,065
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Commodity Strategy Fund | First Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7001_12_B01_(05/23)